Income Taxes (Schedule of Reconciliation of Combined Canadian Federal And Provincial Income Tax Rate) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (9,719,054)	$ (10,238,910)
Expected income tax recovery at statutory tax rates	(2,624,000)	(2,765,000)
Impact of different statutory tax rates on earnings of subsidiaries	62,000	258,000
Change in statutory, foreign tax rates and other	(103,000)	(110,000)
Foreign exchange	2,119,000	(3,063,000)
Non-deductible expenditures	804,000	666,000
Share issuance costs	(473,000)	(834,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	772,000	591,000
Change in unrecognized deductible temporary differences and others	(557,000)	5,257,000
Total